Cover	Nov. 13, 2024
Cover [Abstract]
Entity Registrant Name	Crexendo, Inc.
Entity Central Index Key	0001075736
Document Type	8-K
Amendment Flag	false
Entity Emerging Growth Company	false
Document Period End Date	Nov. 13, 2024
Entity File Number	001-32277
Entity Incorporation State Country Code	NV
Entity Tax Identification Number	87-0591719
Entity Address Address Line 1	1225 West Washington St
Entity Address Address Line 2	Suite 213
Entity Address City Or Town	Tempe
Entity Address State Or Province	AZ
Entity Address Postal Zip Code	85281
City Area Code	602
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Local Phone Number	714-8500